Revenue and Segment Reporting (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Reporting [Abstract]
Remaining performance obligation, amount	¥ 699,607	¥ 767,228
Number of reportable segments	4